OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER ASSETS [Abstract]
Schedule of Other Assets
	As of December 31,
	2015	2016
	RMB	RMB
Prepayment for warranty insurance premium	87,195,213	103,714,696
Prepayments for purchase of property, plant and equipment	71,631,287	491,201,438
Deferred charges	59,874,717	22,863,614
Others	9,000,000	-
Total	227,701,217	617,779,748